Subsequent Events - Mudrick Capital Acquisition Holdings LLC (Details) - $ / shares	May 29, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Number of shares issuable per warrant		2.21	2.13
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.07	$ 5.20
Common Stock, Shares, Outstanding		2,897,568	2,897,568	2,598,035
Subsequent Event
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0
Common Stock, Shares, Outstanding	0
Subsequent Event | Registration Rights Agreement
Subsequent Event [Line Items]
Shares issued (in shares)	63
Subsequent Event | Sponsor
Subsequent Event [Line Items]
Threshold period for not to sell, transfer, pledge or otherwise dispose any of shares received in the exchange	30 days
Number of forward purchase units issued	2,500,000
Number of shares in a unit	1
Number of warrants in a unit	1
Number of shares issuable per warrant	1
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Subsequent Event | Maximum
Subsequent Event [Line Items]
Threshold period for not to sell, transfer, pledge or otherwise dispose any of shares received in the exchange	6 months
Subsequent Event | Maximum | Sponsor
Subsequent Event [Line Items]
Threshold period for not to sell, transfer, pledge or otherwise dispose any of shares after the completion of the initial business combination	1 year